23. Provision for legal and administrative proceedings	12 Months Ended
Dec. 31, 2018
Provision For Legal And Administrative Proceedings
Provision for legal and administrative proceedings

The Company and its subsidiary are parties to legal and administrative proceedings in the civil, labor, tax and regulatory spheres which arise in the normal course of their business.

The provision is set up at an amount deemed sufficient and adequate to cover losses and risks considered probable, based on an analysis by the Company’s legal consultants and by Management. Situations where losses are considered probable or possible are subject to registration and disclosure, respectively, for their adjusted amounts, and those where losses are considered remote are not disclosed.

The updated provision set up for legal and administrative proceedings is made up as follows:

	2018	2017

Provision for legal and administrative proceedings	849,408	528,320

Civil (a)	111,301	132,422
Labor (b)	435,438	184,311
Tax (c)	271,214	180,643
Regulatory (d)	31,455	30,944

The changes in the provision for legal and administrative proceedings can be summarized as follows:

	Dec/2017	Additions, net of reversals	Payments	Monetary adjustment	Dec/2018

	528,320	551,191	(536,647)	306,544	849,408

Civil (a)	132,422	239,705	(324,803)	63,977	111,301
Labor (b)	184,311	225,864	(114,450)	139,713	435,438
Tax (c)	180,643	84,990	(96,346)	101,927	271,214
Regulatory (d)	30,944	632	(1,048)	927	31,455

The Company and its subsidiary are subject to various legal and administrative proceedings filed against them by consumers, suppliers, service providers, consumer protection agencies and public finance agencies, in connection with a number of issues that arise in the regular course of business of the entities. The main cases are summarized below:

a.        Civil proceedings

a.1.        Consumer lawsuits

The subsidiaries are parties to lawsuits that refer to some claims that have been filed by consumers at the legal and administrative levels. These claims, which amount to R$86,039 (R$88,636 as at December 31, 2017) basically refer to alleged incorrect collections, contract cancellation, service quality, deficiencies and failures in equipment delivery, and unjustified inclusion in credit protection services.

a.2.        Consumer protection agencies

TIM is a party to court and administrative lawsuits filed by the Public Prosecutor’s Office, Procon and other consumer protection agencies arising from consumer complaints that include: (i) alleged failure to provide network services; (ii) challenges related to the quality of client assistance; (iii) alleged violation of SAC Decree; (iv) alleged violation of agreements; (v) alleged false advertising; and (vi) discussion of the amounts charged by the Company to its customers related to loyalty fines in the case of handset theft. The amounts involved total R$5,814 (R$4,551 as at December 31, 2017).

a.3.        Former trade partners

TIM is a defendant in lawsuits filed by former trade partners claiming, among others, amounts on the basis of alleged non-compliance with agreements. The amounts involved total R$10,378 (R$13,152 as at December 31, 2017).

a.4.        Others

TIM is a defendant in other non-consumer lawsuits filed by different agents to challenge, among others: (i) the renewal of lease agreements; (ii) share subscription; (iii) indemnities; (iv) alleged non-compliance with agreements; and (v) collection suits. The amounts involved total R$3,060 (R$18,224 as at December 31, 2017).

a.5        Social, environmental and infrastructure

The subsidiaries are parties to lawsuits involving various agents challenging several licensing aspects, such as environmental licensing and structure licensing (installation/operation). The amounts involved total R$239 (R$3,157 as at December 31, 2017).

a.6 ANATEL

The subsidiaries are parties to lawsuits filed against ANATEL, challenging: (i) a debit related to the collection of 2% on revenue from value added services (“VAS”) and interconnection; (ii) pro rata monetary restatement applied to the price proposal established in the call notice for use of 4G frequencies; and (iii) alleged non-compliance with service quality targets. The amounts involved are equivalent to R$1,270 (no provision for such cases were established as at December 31, 2017).

b. Labor proceedings

Below is a summary of the key labor proceedings claims with a likelihood of loss considered probable:

Refer to various labor claims filed by former employees in relation to issues such as salary differences, parity, payment of variable compensation/commission, legal additions, overtime and other provision set forth in the period preceding the privatization process, and also claims filed by former employees of service providers who, taking advantage of the labor legislation currently in force, require the Company and/or its subsidiary to be held liable for labor obligations not complied with by the service providers contracted.

Of the total number of 3,948 labor claims as at December 31, 2018 (1,845 as at December 31, 2017) filed against the Company and its subsidiary, most of them relate to claims involving former employees of service providers, followed by claims filed by the Company’s own employees. The provision for these proceedings amounts to R$426,570, monetarily restated (R$172,467 as at December 31, 2017). During the fiscal year 2018, according to the opinion of the Company’s legal counsel, the chances of loss of certain labor claims changed from possible loss to probable loss, with the corresponding provision being therefore set up.

A significant portion of this provision refers to organizational restructuring procedures, of which we highlight the closing of the activities of the call centers, as well as proceedings related to TIM’s internal sites, which led to the termination of employees. As at December 31, 2018, the provision for these proceedings totaled R$27,981, monetarily restated (R$21,758 as at December 31, 2017).

c. Tax processes

	12/2018	12/2017

Federal taxes	82,033	33,907
State taxes	103,546	59,403
Municipal taxes	1,713	1,738
TIM S.A. proceedings (purchase price allocation)	83,922	85,595
	271,214	180,643

The total provision recorded is substantially composed of the following proceedings, and the amounts indicated are estimated using the indices established by the federal government for taxes in arrears, being linked to the variations in the SELIC rate:

Federal taxes

The provision is substantially composed of the following proceedings:

(i) The provision for TIM S.A. has been made for 47 cases challenging the taxes levied on CIDE (Intervention in the Economic Domain Contributions), CPMF (Contribution on Financial Activities), CSLL (Social Contribution) and IRRF (Withholding Tax) transactions, the voluntary reporting of the penalty regarding FUST payments and ancillary obligations. From these cases, the main amounts relate to court actions in which TIM intends to have the right not to pay the CPMF (a Federal contribution on financial movements) allegedly due to simultaneous purchase and sale transactions in foreign currency and changes to accountholders as a result of mergers, with updated provision amounts totaling R$9,335 (R$9,092 as at December 31, 2017), as well as the amount corresponding to the fine and interest on FUST contribution for the year 2009, which does not include the benefits of voluntary reporting, for which the amount provided and updated is R$14,060 (R$13,516 as at December 31, 2017).

(ii) Additionally, the Company set up in this quarter a provision for a lawsuit seeking to collect social security contribution withheld at a rate of 11%, to which payments made by the Company to other legal entities as compensation for sundry activities should have supposedly been subject. The amount provisioned and updated is R$36,685, with no corresponding figure in December 2017.

State taxes

The provision is substantially composed of the following proceedings:

(i) The provision for TIM S.A. covers 35 proceedings, of which the most important are: (i) the amounts for tax assessments questioning the usage of ICMS (Value Added Tax) debits, as well as the documentation supporting the credits appropriated by the Company, for which the updated amount provided is R$42,628 (R$14,610 as at December 31, 2017), (ii) amounts allegedly not subject to taxation, regarding the provision of telecommunication services, for which the updated amount is R$4,829 (R$4,605 as at December 31, 2017), as well as (iii) the cancellation of telecommunications services due to improper invoicing/subscription fraud, and alleged incorrect use of credit and duplication of ICMS, the updated amount of which is R$24,646, having no corresponding amount as at December 2017.

Municipal taxes

These include the amounts involved in assessments questioning the withholding and payment of the ISS-source on services provided by third parties with no employment relationship, as well as the payment of own ISS regarding co-billing services.

TIM S.A PPA

Tax proceedings arising from the acquisition of TIM S.A and included in its purchase price allocation process, total R$83,922 (R$85,595 as at December 31, 2017).

d.	Regulatory processes

ANATEL (Agência Nacional de Telecomunicações) has brought administrative proceedings against the Group for: (i) failure to meet certain quality service indicators; (ii) defaults on certain obligations assumed under the Instruments of Authorization; and (iii) non-compliance with the regulations of SMP and STFC, among others.

As of December 31, 2018, the amount classified as a probable risk related to Procedures to Verify Breaches of Obligations (“PADOs”), after monetary adjustments, amounted to R$31,455 (R$30,944 as at December 31, 2017).

e.	Legal and administrative processes involving possible losses

Civil, labor, tax and regulatory actions have been filed against the Company and its subsidiary involving a risk of loss classified as possible by the Company’s legal advisors and the Management. No provision has been set up for these legal and administrative proceedings, and no materially adverse effects are expected on the consolidated financial statements, as shown below:

	2018	2017

	18,734,644	16,757,282

Civil (e.1)	1,046,521	1,286,252
Labor and social security (e.2)	523,236	763,505
Tax (e.3)	16,530,061	14,528,617
Regulatory (e.4)	634,826	178,908

The administrative and legal proceedings assessed as possible losses and monitored by Management are disclosed at their updated values.

The main actions where the risk of loss is classified as possible are described below:

e.1. Civil

	2018	2017
Actions filed by consumers (e.1.1)	405,635	453,231
ANATEL (e.1.2)	207,657	217,012
Consumer Protection Agencies (e.1.3)	84,231	158,620
Former trade partners (e.1.4)	173,213	182,843
Social and environmental, and infrastructure (e.1.5)	71,574	158,287
Other	104,211	116,259
	1,046,521	1,286,252

e.1.1. Actions filed by consumers

These actions refer particularly to alleged incorrect billing, contract cancellation, service quality, deficiencies and failures in equipment delivery, and unjustified inclusion in bad debtors’ lists.

e.1.2. ANATEL

The subsidiaries are parties to lawsuits filed against ANATEL, for the following reasons: (i) debit regarding the collection of 2% on revenue obtained from VAS and interconnection; (ii) pro rata monetary restatement applied to the price proposal established in the call notice for the use of 4G frequencies; and (iii) alleged non-compliance with service quality targets.

e.1.3. Consumer Protection Agencies

TIM is a party to court and administrative lawsuits filed by the Public Prosecutor’s Office, Procon and other consumer protection agencies arising from consumer-related complaints that include: (i) alleged failure to provide network services; (ii) alleged failure to deliver devices; (iii) alleged non-compliance with state legislation; (iv) contract model and alleged incorrect charging for VAS; (v) alleged violation of SAC Decrees; (vi) alleged violation of agreements; and (vii) blocking of data.

e.1.4. Former trade partners

TIM is a defendant in actions filed by several former trade partners who are claiming, among other items, amounts arising from alleged non-compliance with agreements.

e.1.5. Social, environmental and infrastructure

The subsidiaries are parties to lawsuits involving different parties that challenge aspects related to: (1) environmental licensing and structure licensing (installation/operations), and (2) (i) electromagnetic radiation emitted by the telecom structures, (ii) renewal of leasing land agreements to install sites, (iii) eviction from land leased to install sites, and (iv) presentation of registration data, among others.

e.1.6 Others

TIM is a party to other lawsuits of an essentially non-consumer-related nature filed by various agents other than those described above, in which the discussions involve: (i) renewals of lease agreements, (ii) share subscription lawsuits, (iii) compensation lawsuits, (iv) alleged breach of contract, and (v) lawsuits involving charges.

e.2. Labor claims

There were 4,654 labor claims filed against the Company and its subsidiary as at December 31, 2018 (6,476 as at December 31, 2017) related to claims made by former employees and employees of service providers in the updated amount of R$523,236 (R$763,505 as at December 31, 2017).

A significant percentage of the existing proceedings relate to organizational restructuring processes, particularly the closure of the Client Relationship Centers (call centers), as well as processes relating to the internal sites of TIM, which resulted in the termination of employees. In addition to these proceedings, there are others filed by outsourced service providers alleging an employment relationship with TIM, in the total updated amount of R$16,709 (R$27,775 as at December 31, 2017).

The Company is a party to public civil actions filed by the Labor District Attorney’s Office alleging irregular outsourcing practices and with collective moral damages due to outsourcing in the total updated amount of R$19,706 (R$60,711 as at December 31, 2017).

A group of actions have been filed in the State of Paraná, involving claims for damages in connection with contractual provisions, documented through a formal “stamp note” in the employees’ work contract. According to an internal rule, TELEPAR undertook to supplement the retirement benefits of employees hired up until 1982. Prior to privatization, TELEPAR had proposed to implement this benefit by means of the payment of a certain amount in cash in the amount of R$515 as a possible risk and R$2,727 as probable risk (R$3,210 updated as a possible risk and R$5,654 as probable risk as at December 31, 2017).

It should also be pointed out that there is a group of labor claims, particularly in São Paulo and Rio de Janeiro, from former Gazeta Mercantil, Jornal do Brasil and JB Editora employees who have filed claims requesting the inclusion of Holdco as a defendant. Prior to the merger with TIM Participações, Holdco belonged to the Docas economic group, of which Gazeta Mercantil and Jornal do Brasil are part. There is also a group of labor lawsuits in which former employees of the companies mentioned above are also requesting the inclusion of TIM Participações.

The remaining amounts relate to various labor claims lawsuits filed by the Company’s own former employees and former employees of third parties.

e.2.1. Social security

TIM S.A. received a Debit Assessment Notice referring to alleged irregularity in the payment of social security contributions in connection with the payment of profit sharing in the updated amount of R$538 (R$4,995 at December 31, 2017, this reduction having occurred due to the reclassification of a proceeding carrying a remote risk on account of the progress thereof). TIM Celular was also assessed for social security contributions that were allegedly due in connection with hiring bonuses, non-adjusted bonuses, payments to self-employed persons and sales incentives in the updated amount of R$9,693 (R$9,868 as at December 31, 2017).

TIM S.A. received Tax Underpayment Assessments regarding alleged irregularity related to the payment of social security contributions levied on profit sharing; the retention of 11% on service agreements; failure to pay Management’s fees and failure properly to fill out the FGTS– GFIP tax form, and an erroneous GFIP declaration in the updated amount of R$1,430 (R$43,756 as at December 31, 2017).

e.3. Tax

	12/2018	12/2017
Federal Taxes (e.3.1)	3,952,125	3,752,877
State Taxes (e.3.2)	8,904,916	7,407,881
Municipal Taxes (e.3.3)	693,616	658,783
FUST, FUNTTEL and EBC (e.3.4)	2,979,404	2,709,076
	16,530,061	14,528,617

The amounts are adjusted based on an estimate of the SELIC rate. The historical amount involved is equivalent to R$11,662,216.

e.3.1. Federal taxes

Assessment against the TIM Group for federal taxes amounted to R$3,952,125 as at December 31, 2018 (R$3,752,877 as at December 31, 2017). Of this total, the following issues stand out:

(i)	Alleged errors in the use of tax credits due to a reverse merger, the amortization of goodwill paid on the acquisition of mobile phone companies, deduction of goodwill amortization expenses, exclusion of goodwill reversal, other effects and the disallowance of offsetting and estimated deductions paid, allegedly improper use of SUDENE benefits caused by a lack of formalization of these benefits in the Federal Revenue Department (“RFB”) and failure to pay the estimated IRPJ and CSLL amounts. The amount involved is R$2,543,851 (R$2,552,068 as at December 31, 2017).

(ii)	Method of offsetting tax losses and negative bases. The amount involved is R$198,175 (R$192,417 as at December 31, 2017).

(iii)	Collection of CSLL on monetary variations for swap transactions, recorded on a cash basis. The amount involved is R$64,537 (R$62,312 as at December 31, 2017).

(iv)	Payment of IRRF on revenue from overseas residents, including those remitted for international roaming and payments to unidentified beneficiaries, as well as the collection of CIDE on royalties remitted overseas, including remittances for international roaming. The amount involved for the subsidiary is R$296,589 (R$297,900 as of December 31, 2017).

(v)	Charging of IRPJ, PIS/COFINS and CSLL debts for the non-approval or partial approval of offsetting carried out by the Company using credits from withholding tax on financial investments and negative IRPJ balance. The amount involved is R$412,715 (R$396,103 as at December 31, 2017).

e.3.2. State taxes

Assessment against TIM Group for state taxes amounting as at December 31, 2018 to R$8,904,916 (R$7,407,881 as at December 31, 2017). Of the total amount, the following issues stand out:

(i)	Failure to include unconditional discounts offered to customers in the ICMS calculation base, and a fine for alleged failure to comply with related ancillary obligations, including failure to submit register 60i of the SINTEGRA file. The amount involved is R$1,344,288 (R$1,244,936 as at December 31, 2017).

(ii)	Use of tax benefits under the Program for Promoting the Integrated and Sustainable Economic Development of the Federal District (“PRÓ-DF”) granted by the tax authority itself, but subsequently declared an unconstitutional and alleged incorrect crediting of ICMS on interstate purchases of goods with tax benefits granted in the state of origin. The amount involved is R$1,110,827 (R$1,055,667 as at December 31, 2017).

(iii)	Credit reversal and late use of credits for purchases of fixed assets. The amount involved for TIM S.A. is R$767,142 (R$804,604 as at December 31, 2017).

(iv)	ICMS credits booked and debits reversed, as well as the identification and supporting documentation for amounts and information passed to customer bills, such as tax rates and credit granted as prepayment of future recharges (special credit), as well as credits related to transactions involving tax substitution, exempt and non-taxable transactions. As at December 31, 2018, the amount involved for the subsidiary was R$3,340,448 (R$1,827,284 as of December 31, 2017).

(v)	The use of credit to purchase electricity for the companies’ production processes. The amount involved is R$140,368 (R$131,625 as at December 31, 2017).

(vi)	Liability for ICMS and FECOP (State Anti-Poverty Fund) on fixed asset purchases and other transactions, and on the provision of telecommunications services in specific cases determined by the law. The amount involved is R$179,853 (R$175,729 as at December 31, 2017).

(vii)	Alleged conflict between ancillary obligation data and the payment of the tax, and specific questioning regarding the fine charged due to non-compliance with ancillary obligations. The amount involved is R$116,880 (R$253,443 as at December 31, 2017).

(viii)	Alleged failure to pay ICMS arising from debts reversed regarding prepaid services, incorrect ICMS credits regarding outgoing goods allegedly benefiting from a reduction in the calculation base, as well as an alleged failure to include VAS of the ICMS calculation base. The amount involved is R$192,074 (R$149,425 as at December 31, 2017).

(ix)	Credits booked for the return of cell phones on free lease. The amount involved is R$177,128 (R$185,526 as at December 31, 2017).

(x)	Collection of ICMS tax on subscription services and the alleged failure to include this in the ICMS calculation base due to its nature. The amount involved is R$139,758 (R$112,848 as at December 31, 2017).

e.3.3. Municipal taxes

The total assessment against the TIM Group for municipal taxes was R$693,616 as at December 31, 2018 (R$658,783 at December 31, 2017). Of this amount, the following issues stand out:

a.	Payment of ISS and of a punitive fine for failure to pay the alleged tax on various revenue accounts of the Company. The amount involved is R$142,355 (R$136,732 as at December 31, 2017).

b.	Collection of ISS on import of services. The amount involved is R$283,620 (R$269,547 as at December 31, 2017).

c.	Constitutionality of the collection of the TFF by municipal authorities in several locations. The amount involved is R$118,114 (R$107,519 as at December 31, 2017).

e.3.4. FUST and FUNTTEL

The amount assessed against TIM Group for contributions to FUST and FUNTTEL is R$2,979,404 (R$2,709,076 as at December 31, 2017). The principal discussion involves the payment of the contributions to FUST and FUNTTEL (the Telecommunications Technical Development Fund) starting from the issue by ANATEL of Ruling No. 07/2005, relating primarily to the payment of the FUST and FUNTTEL contributions on interconnection revenue earned by telecommunications service providers, from the effective date of Law No. 9998/2000.

e.4. Regulatory issues

ANATEL has filed administrative proceedings against the subsidiaries for: (i) not complying with certain quality indicators, (ii) defaulting on other obligations under Instruments of Authorization, and (iii) not complying with SMP and STFC regulations, among other items.

As at December 31, 2018, the amount stated for a Breach of Obligation procedures (locally PADOs), considering the monetary restatement that was considered possible loss was R$634,826 (R$178,908 as at December 31, 2017). The variations mainly resulted from the handling of the PADOs included in the Consent Decree - “TAC” negotiated with ANATEL and new revenue recorded in the year 2018.

On obtaining an extension of the authorization to use radio frequencies associated with SMP, the subsidiary TIM S.A. incurs contractual charges on net revenue from service plans sold under each authorization. However, ANATEL has included interconnection revenue in the calculation base for these charges since 2011, and revenue from VAS since 2012. In the Company's opinion, this revenue should not be included because it is not expressly stipulated in the original Instruments of authorization. Therefore, the charges received are being discussed at the administrative and/or legal levels.